AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2015

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                        POST-EFFECTIVE AMENDMENT NO. 197                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 199                            /X/

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                MICHAEL BEATTIE
                              C/O SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /    Immediately upon filing pursuant to paragraph (b)
          /X/    On October 8, 2015 pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until October 8, 2015, the effectiveness of Post-Effective Amendment No. 193 ("PEA No. 193"), which was filed with the Commission via EDGAR Accession No. 0001135428-15-000472 on July 20, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

                              PART A - PROSPECTUS

The Prospectus for the Champlain Emerging Markets Fund (the "Fund"), a new series of the Trust, is incorporated herein by reference to Part A of PEA No. 193.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 193.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 193.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 197 to Registration Statement 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of September, 2015.


                                   THE ADVISORS' INNER CIRCLE FUND II

                                   By:                *
                                       -------------------------------
                                       Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


     *                            Trustee                     September 30, 2015
-------------------------
John K. Darr

     *                            Trustee                     September 30, 2015
-------------------------
William M. Doran

     *                            Trustee                     September 30, 2015
-------------------------
Joseph T. Grause, Jr.

     *                            Trustee                     September 30, 2015
-------------------------
Mitchell A. Johnson

     *                            Trustee                     September 30, 2015
-------------------------
Betty L. Krikorian

     *                            Trustee                     September 30, 2015
-------------------------
Robert A. Nesher

     *                            Trustee                     September 30, 2015
-------------------------
Bruce Speca

     *                            Trustee                     September 30, 2015
-------------------------
George J. Sullivan, Jr.

     *                            President                   September 30, 2015
-------------------------
Michael Beattie

     *                            Treasurer, Controller &     September 30, 2015
-------------------------         Chief Financial Officer
Stephen Connors


*By: /s/ Dianne M. Descoteaux
     ------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact